WILLIAM L. HUGHES, ESQ.	EMAIL WHUGHES@FENWICK.COM DIRECT DIAL (415) 875-2479

January 6, 2012

Ladies and Gentlemen,

Attached please find the Registration Statement on Form S-1 of Infoblox Inc. (the “Registrant”). Please contact me or, in my absence, Laird Simons (650/335-7233), if you have any questions about this filing.

Sincerely yours,

/s/ William L. Hughes
William L. Hughes

cc:	James Bushnell, Esq.

Laird H. Simons III, Esq.

Jeffrey D. Saper, Esq.

Rezwan D. Pavri, Esq.